Cash and Cash Equivalents (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances			$ 90,114			$ 39,598
Cash equivalents			74,998			43,841
Cash and cash equivalents	$ 9,770		$ 165,112	$ 4,937		$ 83,439	$ 97,407	$ 107,624

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3